Vessels - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Book Value
Vessels, net	$ 1,698,087	$ 1,754,382
Total
Cost
Beginning balance	2,537,334
Additions	10,398
Write-offs of fully amortized assets	(5,319)
Ending balance	2,542,413
Accumulated Depreciation
Beginning balance	782,952
Charge for the period	66,693
Write-offs of fully amortized assets	(5,319)
Ending balance	844,326
Net Book Value
Vessels, net	1,698,087	1,754,382
Vessels
Cost
Beginning balance	2,467,396
Additions	0
Write-offs of fully amortized assets	0
Ending balance	2,467,396
Accumulated Depreciation
Beginning balance	743,334
Charge for the period	55,504
Write-offs of fully amortized assets	0
Ending balance	798,838
Net Book Value
Vessels, net	1,668,558	1,724,062
Drydocking
Cost
Beginning balance	69,938
Additions	10,398
Write-offs of fully amortized assets	(5,319)
Ending balance	75,017
Accumulated Depreciation
Beginning balance	39,618
Charge for the period	11,189
Write-offs of fully amortized assets	(5,319)
Ending balance	45,488
Net Book Value
Vessels, net	$ 29,529	$ 30,320